Note 05 - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	€ 16,122	€ 13,983	€ 11,117
Trading income (loss)	5,506	2,745	1,954
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	217	(61)	1,106
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(148)	277	79
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,575	2,962	3,139
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	21,697	16,945	14,256
Corporate Bank	5,065	3,720	2,666
Corporate Treasury Services	2,902	2,451	1,772
Institutional Client Services	957	572	328
Business Banking	1,205	697	566
Investment Bank	8,102	8,265	6,891
FIC Sales & Trading	8,123	8,697	6,918
Remaining Products	(21)	(432)	(27)
Private Bank	6,382	6,612	4,847
Private Bank Germany	4,156	4,619	3,114
International Private Bank	2,226	1,993	1,733
Asset Management	(11)	(250)	246
Corporate & Other	2,160	(1,402)	(393)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 21,697	€ 16,945	€ 14,256